Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Apr. 30, 2022	Apr. 30, 2021
Current Assets
Cash	$ 4,385	$ 7,214
Restricted cash	697	669
Short-term investments	51,787	30,045
Inventories	75,030	12,398
Prepaids and other receivables	2,131	280
Total current assets	134,030	50,606
Non-current Assets
Right-of-use asset	120	0
Royalties and royalty options	44,023	25,577
Total non-current Assets	44,143	25,577
Total Assets	178,173	76,183
Current Liabilities
Accounts payable and accrued liabilities	469	507
Current portion of lease liability	17	0
Total current liabilities	486	507
Non-current Liabilities
Government loan payable	40	40
Margin loan payable	12,908	0
Non-current portion of lease liability	103	0
Total Non-current liability	13,051	40
Total liabilities	13,537	547
Equity
Issued Capital	152,444	72,985
Reserves	5,488	6,352
Accumulated deficit	(12,143)	(7,886)
Accumulated other comprehensive income	18,847	4,185
Total equity	164,636	75,636
Total liabilities and equity	$ 178,173	$ 76,183